Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments
21.	Business segments

The Company has four operating segments: (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other.

The Market Making segment principally consists of market making in global equities and listed domestic options. Market Making primarily includes client, and to a lesser extent, non-client electronic market making and cash trading activities in which the Company operates as a market maker in equity securities. Market Making also includes the Company's option market making business which has expanded trading onto several electronic exchanges.

The Institutional Sales and Trading segment includes global equity and fixed income sales, reverse mortgage origination and securitization, capital markets and asset management activities. The primary business of the Institutional Sales and Trading segment is to execute and facilitate transactions predominantly as agent on behalf of institutional clients for equities and fixed income offerings, and the Company commits its capital on behalf of its clients when needed. This is predominantly a full-service business, in which much of the interaction is based on client relationships of the Company's sales employees. This segment also facilitates client orders through program and block trades and riskless principal trades. The Company provides capital markets services, including equity and debt private placement.

The Electronic Execution Service segment offers access to markets and self-directed trading via the Company's electronic agency-based platforms, including Knight Direct, Hotspot FX and Knight BondPoint platforms.

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and other expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support Knight's other segments such as self-clearing services, including stock lending, and other support and overhead.

The Company's revenues, income (loss) from continuing operations before income taxes ("Pre-tax earnings") and total assets by segment are summarized in the following table (in millions):

	Market Making	Institutional Sales and Trading	Electronic Execution Services	Corporate and Other	Consolidated Total
For the year ended December 31, 2011:
Revenues	$704.5	$511.5	$167.9	$20.6	$1,404.5
Pre-tax earnings (1)	256.1	(44.4)	49.5	(74.1)	187.1
Total assets (3)	2,102.3	3,091.9	280.7	1,676.5	7,151.4

For the year ended December 31, 2010:
Revenues (4)	$549.1	$457.6	$138.2	$4.1	$1,149.1
Pre-tax earnings (2)	209.9	(19.5)	37.4	(77.9)	150.0
Total assets (3)	1,774.5	1,117.9	304.6	1,469.5	4,666.5

For the year ended December 31, 2009:
Revenues	$558.3	$495.6	$102.0	$6.6	$1,162.4
Pre-tax earnings (1)	197.8	64.4	18.4	(47.9)	232.8
Total assets (3)	1,265.4	437.1	289.1	1,008.3	3,000.0

Totals may not add due to roundings.

(1)	- Included in Pre-tax earnings for the year ended December 31, 2011 is a Restructuring charge of $28.6 million which includes $0.5 million for Market Making, $23.9 million for Institutional Sales and Trading, $0.4 million for Electronic Execution Services, and $3.8 million for Corporate and Other.
(2)	- Included in Pre-tax earnings for the year ended December 31, 2010 is a Restructuring charge of $16.7 million which includes $1.6 million for Market Making, $14.3 million for Institutional Sales and Trading, $0.1 million for Electronic Execution Services, and $0.7 million for Corporate and Other.
(3)	- Total assets do not include Assets within discontinued operations of $1.3 million, $3.7 million and $14.0 million at December 31, 2011, 2010 and 2009, respectively.
(4)	- Included in Institutional Sales and Trading revenues for the year ended 2010 are fees of $2.9 million resulting from the Company acting as joint lead manager in its Note offering (see Footnote 9 "Long-Term Debt"). An offsetting elimination was included in Corporate and Other revenues to eliminate this fee for consolidation purposes.

Prior year amounts have been recast to conform with current year segment presentation. Such recast had no effect on previously reported Consolidated Revenues and Pre-tax earnings.

The Company operates in the U.S. and internationally, primarily in Europe and Asia. The following table presents Revenues by geographic area.

	U.S.	International	Consolidated Total
For the year ended December 31, 2011:
Revenues	$1,264.9	$139.6	$1,404.5

For the year ended December 31, 2010:
Revenues	$1,019.7	$129.3	$1,149.1

For the year ended December 31, 2009:
Revenues	$1,052.1	$110.4	$1,162.4

Totals may not add due to roundings

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